Shareholders Equity - USD ($) $ in Thousands	Capital Stock	Accumulated Deficit	Accumulated Other Comprehensive Income	Contributed Surplus	Total Attributable to Parent	Non-controlling interest	Total
Beginning balance at Dec. 31, 2017	$ 31,886	$ (158,003)	$ 300	$ 159,193	$ 33,376	$ 407	$ 33,783
IfrsStatementLineItems [Line Items]
Net loss		(16,246)			(16,246)	(1,344)	(17,590)
Expiry of stock options		98		(98)
Share reorganization	(31,585)			31,585			0
Other comprehensive income		(13)	17,740	(10,728)	6,999		6,999
Share based payments				190	190		190
Shares issued to settle debts							0
Ending balance at Dec. 31, 2018	301	(174,164)	18,040	180,142	24,319	(937)	23,382
IfrsStatementLineItems [Line Items]
Shares issued in reverse acquisition	2,287				2,287		2,287
Net loss		(11,971)			(11,971)	(383)	(12,354)
Other comprehensive income			346		346		346
Share based payments				127	127		127
Shares issued to settle debts							0
Ending balance at Dec. 31, 2019	2,588	(186,135)	18,386	180,269	15,108	(1,320)	13,788
IfrsStatementLineItems [Line Items]
Net loss		(4,406)			(4,406)	25	(4,381)
Other comprehensive income			1,358		1,358		1,358
Share based payments				382	382		382
Shares repurchased under NCIB	(17)				(17)		(17)
Shares issued to settle debts	4,749			5,526	10,275		10,275
Ending balance at Dec. 31, 2020	$ 7,320	$ (190,541)	$ 19,744	$ 186,177	$ 22,700	$ (1,295)	$ 21,405